Average Annual Total Returns{- Fidelity Advisor® Series Growth Opportunities Fund} - 11.30 Fidelity Advisor Series Growth Opportunities Fund - PRO-09 - Fidelity Advisor® Series Growth Opportunities Fund
	Fidelity Advisor Series Growth Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Advisor Series Growth Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Advisor Series Growth Opportunities Fund-Default Return Before Taxes Since Inception		Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions Since Inception		Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Series Growth Opportunities Fund-Default After Taxes on Distributions and Sales Since Inception		RS007 Past 1 year	RS007 Past 5 years	RS007 Since Inception
Total	12.72%	33.42%	22.53%	[1]	5.58%	26.26%	17.83%	[1]	11.19%	25.51%	17.37%	[1]	25.85%	24.56%	18.77%	[1]

[1]	(a)From November 7, 2013